8. Accrued and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
8. Accrued and Other Current Liabilities

Note 9. Accrued and Other Current Liabilities

Accrued and other current liabilities was comprised of the following at June 30, 2016 and December 31, 2015:

	30-Jun-16	31-Dec-15

Accrued payroll liabilities	$9,808	$18,185
Accrual for products sold and shipped (in transit)	46,417	64,050
Other accruals	15,525	11,233
Accrued and other current liabilities	$71,750	$93,468

Note 8. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	December 31, 2015	December 31, 2014
Accrued legal fees	$0	0
Accrued payroll liabilities	18,185	11,522
Accrued accounting fees	0	5,000
Due to directors	0	1,999
Accrual for inventory products sold and shipped (in transit)	64,050	0
Other	11,233	5,488
Accrued and other current liabilities	$93,468	$125,518